Equipment and Leasehold Improvements	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Equipment and Leasehold Improvements

3.) Equipment and Leasehold Improvements

	September 30, 2016			March 31, 2016
	Cost	Accumulated	Cost	Accumulated
		Amortization		Amortization
Computer equipment	$3,558	$2,309	$3,558	$2,089
Production equipment	67,367	31,701	67,367	27,738
Leasehold improvements	49,812	30,187	42,290	18,136
Total	$120,737	$64,197	113,215	$47,963

Net carrying amount		$56,540		$65,252

During the six month period ended September 30, 2016, the Company recorded total amortization of $8,712 (2015 - $8,878) which was recorded to amortization expense on the statements of operations.

4.)	Equipment and Leasehold Improvements

		March 31, 2016		March 31, 2015
		Accumulated		Accumulated
	Cost	Amortization	Cost	Amortization
Computer equipment	$3,558	$2,089	$3,558	$1,459
Production equipment	67,367	27,738	67,367	17,831
Leasehold improvements	42,290	18,136	33,649	7,784
Total	$113,215	$47,963	$104,574	$27,074

Net carrying amount		$65,252		$77,500

During the year ended March 31, 2016, the Company recorded total amortization of $20,198 (2015 - $20,338) which was recorded to amortization expense on the statements of operations.